Related Party Transactions (Detail) (Jingxinyuan, Rental Expense, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Jingxinyuan | Rental Expense
Related Party Transaction [Line Items]
Amount due to related party	$ 178	[1]

[1]	The amount represents the rental expense payable to Jingxinyuan. The amount due to a related party is unsecured and non-interest bearing.